SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of Credit Risk and Uncertainties (Details)	12 Months Ended
	Oct. 31, 2021 USD ($)	Oct. 31, 2021 CNY (¥)	Oct. 31, 2021 CNY (¥)	Oct. 31, 2020 USD ($)
Effects of Reinsurance [Line Items]
General Insurance Expense | ¥		¥ 500,000
Cash and Due from Banks	$ 30,024,372			$ 6,137,689
Transfer Pricing Related Adjustments	250,000
PRC
Effects of Reinsurance [Line Items]
General Insurance Expense	78,000	¥ 500,000
Cash and Due from Banks	30,786,000		¥ 197,205,116
Limited Insurance	$ 30,410,000		¥ 194,799,555